Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable and Allowance for Credit Loss [Abstract]
Accounts receivable	$ 4,713,405	$ 5,063,205
Less: allowance for credit loss	(528,360)	(155,642)	$ (97,133)
Accounts receivable, net	$ 4,185,045	$ 4,907,563